Guarantees, commitments and risks - Commitments and risks (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Guarantees, commitments and risks
Commitments	€ 77,481	€ 75,201
Risks	1,228	934
Commitments and risks	€ 78,709	€ 76,135